BORROWINGS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Bank loan	$ 747,590	$ 253,005	$ 0
Other borrowings	515,104	515,936	0
Total borrowings	1,262,694	768,941	0
Current portion	639,950	588,279	0
Non current portion	622,744	180,662	0
Total	$ 1,262,694	$ 768,941	$ 0